Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2022
Land use rights, net
Schedule of land use rights, net

	As of December 31,
	2021	2022
	RMB	RMB
Land use rights	7,186,567	8,391,748
Less: accumulated amortization	(519,394)	(698,234)
Less: accumulated impairment	(55,008)	(55,008)

Land use rights, net	6,612,165	7,638,506